Expense Example, No Redemption - BNY Mellon Responsible Horizons Corporate Bond ETF - BNY Mellon Responsible Horizons Corporate Bond ETF	Jun. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 36
Expense Example, No Redemption, 3 Years	113
Expense Example, No Redemption, 5 Years	197
Expense Example, No Redemption, 10 Years	$ 443